TRADE RECEIVABLES - Schedule of Changes in Allowance for Doubtful Accounts (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Beginning balance	$ 1,329,119	$ 1,575,960
Increases		683,201
Gain on net monetary position	(1,265,427)	(879,511)
Decreases	(935)	(50,531)
Increases, net of recoveries	1,862,288
Ending balance	$ 1,925,045	$ 1,329,119